Shareholder's Equity (Details 3 - Textuals 1) $ / shares in Units, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2023 USD ($) shares	Sep. 14, 2023 BRL (R$)	Sep. 14, 2023 USD ($)	Jun. 22, 2021 $ / shares shares
Share Capital
Number of shares issued and outstanding			83,649,887	83,393,851
Maximum percentage of shares authorized for issuance	3.00%	3.00%
Number of shares outstanding	81,002,235				81,002,235
Purchase of treasury shares | R$	R$ 39,931		R$ 23,880	R$ 23,880
Share capital | R$	4,820,815		4,820,815
Treasury shares | R$	R$ 59,525		23,880
Treasury shares
Share Capital
Number of shares outstanding	1,888,376				1,888,376
Purchase of treasury shares	R$ 39,931	$ 8,036	23,880	23,880
Treasury shares | R$	R$ 59,525
Class A common shares
Share Capital
Number of shares approved for issuance								382,266
Par value per share | $ / shares								$ 0.00005
Common stock authorized						R$ 62,500	$ 12,500
Number of shares outstanding	16,566,142				16,566,142
Class A common shares | Share-based compensation reserve for (vested) [member]
Share Capital
Increase (decrease) through exercise of long-term compensation plan | R$	R$ 0		259
Payroll charges from long-term compensation plan exercised | R$	0		167
Increase (decrease) through exercise of performance based restricted share units | R$	1,398		1,912
Payroll charges from performance based restricted share units exercised | R$	853		R$ 1,748
Class A common shares | Treasury shares
Share Capital
Number of shares issued and outstanding			1,000,000
Common stock authorized	R$ 62,500				$ 12,500
Number of shares outstanding	1,888,376				1,888,376
Purchase of treasury shares	R$ 39,931	$ 8,036	R$ 23,880	R$ 23,880
Class B common shares | Treasury shares
Share Capital
Number of shares outstanding	2,647,652				2,647,652
Somos Sistemas [Member]
Share Capital
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Cogna Group
Share Capital
Share capital | R$	R$ 4,820,815
Cogna Group | Class B common shares
Share Capital
Number of shares issued and outstanding			64,436,093	64,436,093
Number of shares outstanding	64,436,093				64,436,093
Others | Class A common shares
Share Capital
Number of shares issued and outstanding				18,957,758
Others | Class B common shares
Share Capital
Number of shares outstanding	16,566,142				16,566,142
Third-party lawsuits [member] | Class A common shares
Share Capital
Number of shares issued and outstanding			18,213,794